Segment Reporting (Details) - Schedule of major suppliers purchases - USD ($)	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers	$ 56,917,850	$ 9,388,523	$ 7,469,257
Supplier A [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers		354,710	1,270,597
Supplier B [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers		483,879	2,325,926
Supplier C [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers			504,779
Supplier D [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers	465,031	1,232,219	1,212,778
Supplier E [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers	593,800	1,215,155	869,365
Supplier F [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers			1,222,864
Supplier G [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers	650,093	1,239,805
Supplier H [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers	9,586,155
Supplier I [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers	15,551,014
Other suppliers [Member]
Segment Reporting (Details) - Schedule of major suppliers purchases [Line Items]
Major suppliers	$ 30,071,756	$ 4,862,755	$ 62,948